Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Income from short-term investments and term deposits and other finance revenue	$ 1,401	$ 850	$ 177
Gain on debt extinguishment (Note 17.1)	0	13,952	247
Change in fair value of derivative financial instruments	45,000	3	3,200
Foreign exchange gain	4,161	3,037	1,166
Total financial income	50,562	17,842	4,790
Financial expenses:
Interest on loans	11,140	22,465	9,584
Interest on lease contracts (see Note 18)	229	321	479
Interest on financing component of revenue contracts (see Notes 21 and 22)	715	69	115
Loss on debt extinguishment (Note 17.1)	29,348	0	0
Interest on supplier payable with extended payment terms	0	142	286
Other bank fees and financial charges	414	731	946
Foreign exchange loss	5,271	2,543	1,858
Total financial expenses	$ 47,117	$ 26,271	$ 13,268